Description of Business and Segmented Disclosures - Schedule of Assets by Segment (Detail) - CAD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Reportable Segments [Line Items]
Intangible exploration and evaluation assets	$ 725	$ 720
Property, plant and equipment	32,851	34,225
Right-of-use assets	1,916	2,010
Goodwill	3,473	3,473
Assets	55,894	54,104
Current assets	15,321	11,988
Oil Sands
Disclosure Of Reportable Segments [Line Items]
Intangible exploration and evaluation assets	659	653
Property, plant and equipment	21,734	22,535
Right-of-use assets	738	754
Goodwill	3,473	3,473
Assets	30,917	31,070
Oil Sands | Canada | Assets and liabilities classified as held for sale
Disclosure Of Reportable Segments [Line Items]
Current assets		593
Conventional
Disclosure Of Reportable Segments [Line Items]
Intangible exploration and evaluation assets	5	6
Property, plant and equipment	1,797	2,174
Right-of-use assets	2	2
Goodwill	0	0
Assets	3,110	3,026
Conventional | Canada | Assets and liabilities classified as held for sale
Disclosure Of Reportable Segments [Line Items]
Current assets		159
Offshore
Disclosure Of Reportable Segments [Line Items]
Intangible exploration and evaluation assets	61	61
Property, plant and equipment	2,390	2,822
Right-of-use assets	160	160
Goodwill	0	0
Assets	3,115	3,597
Canadian Manufacturing
Disclosure Of Reportable Segments [Line Items]
Intangible exploration and evaluation assets	0	0
Property, plant and equipment	2,274	2,353
Right-of-use assets	291	339
Goodwill	0	0
Assets	2,786	2,918
U.S. Manufacturing
Disclosure Of Reportable Segments [Line Items]
Intangible exploration and evaluation assets	0	0
Property, plant and equipment	4,103	3,745
Right-of-use assets	246	252
Goodwill	0	0
Assets	9,489	7,777
Retail
Disclosure Of Reportable Segments [Line Items]
Intangible exploration and evaluation assets	0	0
Property, plant and equipment	184	205
Right-of-use assets	39	49
Goodwill	0	0
Assets	992	966
Retail | Canada | Assets and liabilities classified as held for sale
Disclosure Of Reportable Segments [Line Items]
Current assets	525	552
Corporate and Eliminations
Disclosure Of Reportable Segments [Line Items]
Intangible exploration and evaluation assets	0	0
Property, plant and equipment	369	391
Right-of-use assets	440	454
Goodwill	0	0
Assets	$ 5,485	$ 4,750